EARNINGS PER SHARE (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 13, 2026	Mar. 24, 2026	Dec. 04, 2023	Sep. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares outstanding basic	4,230,868	4,230,868	4,230,868	4,230,868	423,084,729	390,377,880
Preferred Stock, Shares Outstanding						4,500,000				4,000,000
Conversion rate	237,184,400		237,184,400
Weighted average number of common shares outstanding diluted	241,415,268	4,230,868	241,415,268	4,230,868	423,084,729	390,377,880
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Shares Outstanding	2,371,844		2,371,844		2,371,844	2,361,844
Shares issuable upon conversion	100		100					100	100
Series B Preferred Stock [Member] | Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Shares Outstanding							2,371,844
Shares issuable upon conversion							100
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Shares Outstanding								2,371,844
Shares issuable upon conversion							118,592,200